Inventory	9 Months Ended
Sep. 30, 2013
Inventory [Abstract]
Inventory

Note 2 - Inventory:

Inventory consists of the following:

	At September 30,	At December 31,
	2013	2012	2011
	(unaudited)
Food	$72,535	$116,191	$143,582
Beverages	878,077	1,249,990	1,027,241

Totals	$950,612	$1,366,181	$1,170,823